Assets and liabilities held for sale and discontinued operations (Details)	Feb. 28, 2022 USD ($) T	Jun. 30, 2022 USD ($) operation	Apr. 29, 2022 vessel T	Dec. 31, 2021 USD ($) operation
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets held for sale		$ 50,345,000		$ 0
Non-current assets or disposal groups classified as held for sale				$ 0
Number of discontinued operations | operation		0		0
VLCC Simone | Vessels
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T			315,988
VLCC Simone | Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property plant and equipment, boat carrying capacity | T	315,988
Fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 50,500,000
Non-current assets held for sale		$ 50,300,000
Gain	$ 200,000
S-class VLCCs | Vessels
Disclosure of analysis of single amount of discontinued operations [line items]
Number of assets sold | vessel			4